UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number            811-23777

                                    Innovation Access Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor

                                    New York, New York 10017
(Address of principal executive offices) (Zip code)

Jennifer Shufro

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor

                                    New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

INNOVATION ACCESS FUND

350 Madison Avenue, 20th Floor
New York, New York 10017

May 22, 2026

Re:	Innovation Access Fund (the “Fund”) — Semi-Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi-Annual Report to Shareholders.

Please note that a copy of the Fund’s offering memorandum may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long and mutually beneficial relationship.

Very truly yours,

INNOVATION ACCESS FUND

Innovation Access Fund

Financial Statements

(Unaudited)

For the Period January 29, 2026 (commencement of operations) through
March 31, 2026

Innovation Access Fund

Financial Statements

(Unaudited)

For the Period January 29, 2026 (commencement of operations) through March 31, 2026

INNOVATION ACCESS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at fair value (cost $33,263,823)	$31,550,537
Cash	21,079,320
Purchased options, at fair value (cost $635,426)	813,500
Dividends receivable	8,207
Interest receivable	120
Other assets	31,759
Total assets	53,483,443
Liabilities
Due to brokers	5,000,000
Total liabilities	5,000,000
Net Assets	$48,483,443
Net assets
Represented by:
Shares of beneficial interest at $0.001 par value; unlimited shares authorized	$5,000
Additional paid-in-capital	49,995,000
Total distributable earnings (loss)	(1,516,557)
Net Assets	$48,483,443

	Shares issued and outstanding	Net Asset Value per share	Net Assets
Class W(a)	5,000,000	$9.70	$ 48,483,443

(a)	As of March 31, 2026, all shares are owned by an affiliate of the adviser. Please refer to Note 7 for additional information.

The accompanying notes are an integral part of these financial statements.

INNOVATION ACCESS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		March 31, 2026 Fair Value
	Investments in Securities of Unaffiliated Issuers—65.07%
	Common Stocks—37.31%
	Netherlands—2.25%
	Semiconductor Equipment—2.25%
825	ASML Holding NV	$1,089,685
	Total Netherlands (cost $1,196,238)	$1,089,685

	Taiwan—5.58%
	Semiconductor Components - Integrated Circuits—5.58%
8,000	Taiwan Semiconductor Manufacturing Co Ltd ADR	$2,703,600
	Total Taiwan (cost $2,687,742)	$2,703,600

	United States—29.48%
	Computer Aided Design—1.69%
2,070	Synopsys Inc *	$820,714
	E - Commerce / Products—3.61%
8,400	Amazon.com Inc *	$1,749,468
	E - Commerce / Services—1.49%
4,800	Doordash Inc *	$720,720
	Electric - Generation—2.03%
3,520	Constellation Energy Corp	$982,960
	Electronic Components - Semiconductors—6.98%
3,250	Analog Devices Inc	$1,033,955
3,090	Broadcom Inc	$956,386
8,020	NVIDIA Corp	$1,398,687
		$3,389,028
	Electronic Connectors—2.17%
8,345	Amphenol Corp	$1,054,391
	Internet Content - Entertainment—3.27%
2,770	Meta Platforms Inc	$1,584,800
	Machinery - Electric Utilities—2.00%
3,870	Vertiv Holdings Co	$969,745
	Semiconductor Equipment—2.65%
550	KLA Corp	$809,826
1,600	Teradyne Inc	$474,335
		$1,284,161
	Web Portals / ISP - 3.59%
6,060	Alphabet Inc	$1,742,614
	Total United States (cost $15,880,527)	$14,298,601
	Total Common Stocks (cost $19,764,507)	$18,091,886

The accompanying notes are an integral part of these financial statements.

INNOVATION ACCESS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2026 Fair Value
	Preferred Stocks—27.76%
	United States—27.76%
	Applications Software—27.76%
48,236	ANTHROPIC PBC Series G-1 (a) (b)	$12,517,242
2,051	OpenEvidence Inc. Class A (a) (c)	$941,409
		$13,458,651
	Total United States (cost $13,499,316)	$13,458,651
	Total Preferred Stocks (cost $13,499,316)	$13,458,651
	Total Investments in Securities of Unaffiliated Issuers (cost $33,263,823)—65.07%	$31,550,537
	Other Assets in Excess of Liabilities—34.93%	$16,932,906
	Net Assets—100.00%	$48,483,443

(a)	Security is valued using significant unobservable inputs (Note 2)

(b)	This investment is issued in a private placement transaction and is restricted to resale. The investment was acquired on 1/29/2026 at a cost of $12,499,703. Total fair value of this investment is $12,517,242, or 25.82% of net assets.

(c)	This investment is issued in a private placement transaction and is restricted to resale. The investment was acquired on 3/5/2026 at a cost of $999,613. Total fair value of this investment is $941,409, or 1.94% of net assets.

*	Non-income producing security.

ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

INNOVATION ACCESS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities of Unaffiliated Issuers - By Industry	March 31, 2026 Percentage of Net Assets (%)
Applications Software	27.76
Computer Aided Design	1.69
E - Commerce / Products	3.61
E - Commerce / Services	1.49
Electric - Generation	2.03
Electronic Components - Semiconductors	6.98
Electronic Connectors	2.17

Investments in Securities of Unaffiliated Issuers - By Industry	March 31, 2026 Percentage of Net Assets (%)
Internet Content - Entertainment	3.27
Machinery - Electric Utilities	2.00
Semiconductor Components - Integrated Circuits	5.58
Semiconductor Equipment	4.90
Web Portals / ISP	3.59
Total Investments in Securities	65.07%

The accompanying notes are an integral part of these financial statements.

INNOVATION ACCESS FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		March 31, 2026 Fair Value
		Purchased Options—1.68%
		Equity Options—1.68%
		Equity Put Options—1.68%
		United States—1.68%
		Sector Fund - Technology—1.68%
$14,250,000	250	Invesco QQQ Trust Series 1, 09/18/2026, $570.00	$813,500
		Total United States (cost $635,426)	$813,500
		Total Equity Put Options (cost $635,426)	$813,500
		Total Equity Options (cost $635,426)	$813,500
		Total Purchased Options (cost $635,426)	$813,500

The accompanying notes are an integral part of these financial statements.

INNOVATION ACCESS FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	March 31, 2026 Percentage of Net Assets (%)
Sector Fund - Technology	1.68
Total Purchased Options	1.68%

The accompanying notes are an integral part of these financial statements.

INNOVATION ACCESS FUND

STATEMENT OF OPERATIONS (Unaudited)

For the period January 29, 2026 (commencement of operations) through March 31, 2026
Investment Income
Interest	$117
Dividends (net of foreign withholding tax of $1,749)	20,115
Total investment income	20,232
Expenses
Professional fees	78,501
Administration fees	25,799
Distribution and shareholder servicing fees - Class W Shares	21,183
Trustees’ fees	19,209
Transfer agent fees	5,343
Custody fees	3,073
Insurance expense	348
Miscellaneous expense	24,241
Total expenses	177,697
Less: Fee waivers and/or expense reimbursements	(177,697)
Net Expenses	-
Net investment income	20,232
Net realized gain/(loss) and net unrealized appreciation/(depreciation) from investment activities and purchased options
Net realized gain/(loss) from investment activities and purchased options
Securities sold, not yet purchased	(1,577)
Net realized gain/(loss) from investment activities and purchased options	(1,577)
Net unrealized appreciation/(depreciation) from investment activities and purchased options
Investments in securities unaffiliated issuers	(1,713,286)
Purchased options	178,074
Net unrealized appreciation/(depreciation) from investment activities and purchased options	(1,535,212)
Net realized gain/(loss) and net unrealized appreciation/(depreciation) from investment activities and purchased options	(1,536,789)
Net decrease in net assets resulting from operations	$(1,516,557)

The accompanying notes are an integral part of these financial statements.

INNOVATION ACCESS FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the period January 29, 2026 (commencement of operations) through March 31, 2026
From operations:
Net investment income	$20,232
Net realized gain/(loss) from investment activities and purchased options	(1,577)
Net unrealized appreciation/(depreciation) from investment activities and purchased options	(1,535,212)
Net increase/(decrease) in net assets resulting from operations	(1,516,557)
From transactions in shares:
Proceeds from sales of shares
Class W	50,000,000
Total proceeds from sale of shares	50,000,000
Net increase/(decrease) in net assets from transactions in shares	50,000,000
Net increase/(decrease) in net assets	48,483,443
Net assets at beginning of period	-
Net assets at end of period	$48,483,443

The accompanying notes are an integral part of these financial statements.

INNOVATION ACCESS FUND

STATEMENT OF CASH FLOWS (Unaudited)

For the period January 29, 2026 (commencement of operations) through March 31, 2026
Cash flows from operating activities:
Net increase/(decrease) in net assets resulting from operations	$(1,516,557)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term investment securities	(33,263,823)
Proceeds from long-term securities sold short, not yet purchased	2,053,292
Cover of long-term securities sold short, not yet purchased	(2,054,869)
Purchases of short-term purchased options	(635,426)
Net realized (gain)/loss from investment activities and purchased options	1,577
Net unrealized (appreciation)/depreciation from investment activities and purchased options	1,535,212
Changes in operating assets and liabilities:
Increase in interest receivable	(120)
Increase in dividends receivable	(8,207)
Increase in prepaid distribution and shareholder servicing fees	(31,759)
Increase in due to brokers	5,000,000
Net cash used in operating activities	(28,920,680)
Cash flows from financing activities
Net proceeds from sale of shares	50,000,000
Cash provided by financing activities	50,000,000
Effect of exchange rate on cash	-
Net change in cash	21,079,320
Cash at beginning of period	-
Cash at end of period	$21,079,320

The accompanying notes are an integral part of these financial statements.

INNOVATION ACCESS FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited)

1. Organization

Innovation Access Fund (the “Fund”) was organized as a Delaware statutory trust on January 18, 2022. The Fund commenced operations on January 29, 2026. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end management investment company. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon are registered with the SEC as an investment adviser under the 1940 Act. The Adviser also serves as the Fund’s “valuation designee” pursuant to Rule 2a-5 under the 1940 Act.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in securities of private and public “Innovation Companies.” For these purposes, “Innovation Companies” include U.S. or foreign companies in technology or related sectors which the Adviser believes, at the time of investment, can innovate or grow more quickly compared to their competitors by deploying, implementing, or using technology or that are expected to be otherwise positively impacted by technological innovation. The Fund may invest in a variety of securities and other instruments, including common and preferred stock and other securities having equity characteristics such as convertible debt securities, warrants, options and other rights, and structured equity-linked investments, which may also have debt-like contractual or structural components.

The Fund invests in privately offered securities through direct investments in private companies or through secondary transactions (i.e., acquisition of interest in a private company acquired from a party other than the company itself) in such private securities (the “Private Sleeve”). The Fund also invests in publicly traded equity securities of Innovation Companies or companies that have significant exposure to Innovation Companies (the “Publicly-Traded Sleeve”). The Fund generally targets an approximate 50/50 allocation (other than cash and cash-related instruments) between investments in the Private Sleeve and the Publicly-Traded Sleeve. The Fund also generally expects to target an approximate 10% exposure to cash or cash-related instruments.

With respect to the Publicly-Traded Sleeve, the Fund may also pursue its objective by effecting short sales of securities of Innovation Companies when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes (leverage). The Fund may use total return swaps or options to gain long or short investment exposures in lieu of purchasing or selling an equity security directly. The use of short sales, derivative transactions and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor for Class A and Class W shares is $50,000 and minimum subsequent investments must be at least $5,000 (including a sales load, if applicable). Class I shares are available to both institutional investors and “wrap-fee” accounts (which provide access to Class I shares) making minimum initial investment of $10,000,000 and minimum subsequent investments must be at least $250,000. The stated minimum initial and subsequent investments may be reduced by the Fund in its discretion for clients of certain registered investment advisers, broker dealers and other financial intermediaries based on consideration of various factors, including the registered investment adviser or other financial intermediaries’ overall relationship with the client or the Adviser, the type of distribution channels offered by the intermediary and such other factors as Breakwater Group Distribution Services, LLC (the “Distributor”) or the Adviser may consider relevant at the time. Investors may be charged a sales load on the amount they invest in Class A Shares. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares typically may be purchased through, and with funds drawn on, an investor’s brokerage account with brokers or dealers retained by the Distributor to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Class A Shares are subject to distribution and shareholder servicing fees and Selling Agents who do not charge a front-end load may charge their clients transaction fees or other transaction charges in such amounts as they may determine (which may be higher or lower, in the aggregate, than a front end load). Unlike Class A Shares, Class W Shares are not subject to any front-end sales load or distribution fees but are subject to ongoing shareholder servicing fees, and Class I Shares are not subject to any front-end sales load, distribution

INNOVATION ACCESS FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

1. Organization (continued)

fees or shareholder servicing fees. Class W Shares may typically be purchased through, and with funds drawn on, an investor’s “wrap-fee” account with a registered broker dealer or registered investment adviser retained by the Distributor or the Adviser, as applicable, and whose financial advisor recommends their investment in the Fund. Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that (i) they have a net worth of more than $2,200,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value) or otherwise satisfy the definition of a “qualified client” under the Investment Advisers Act of 1940 and (ii) they are an “accredited investor” as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933 - such an “accredited investor” includes, among other investors, a natural person who has a net worth (or a joint net worth with that person’s spouse), excluding the value of such natural person’s primary residence, immediately prior to the time of purchase in excess of $1 million, or income in excess of $200,000 (or joint income with the investor’s spouse in excess of $300,000) in each of the two preceding years and has a reasonable expectation of reaching the same income level in the current year, and certain legal entities with total assets exceeding $5 million. Under certain circumstances (including where a Class A shareholder may be eligible to invest in Class W or Class I Shares), and only as authorized by the Distributor or the Fund, Class A Shares may be exchanged for Class W or Class I Shares. Also, under certain circumstances (including where a Class W shareholder may be eligible to invest in Class A or Class I Shares), and only as authorized by the Distributor or the Fund, Class W Shares may be exchanged for Class A or Class I Shares. Any such exchange would generally not be a taxable event for U.S. federal income tax purposes. If shares are exchanged, such transactions shall not be considered a repurchase from the Fund triggering a Fiscal Period (as defined below) end for purpose of calculation of the Incentive Fee (as defined below). Shares are not redeemable and a shareholder has no right to require the Fund to redeem its Shares. In an effort to provide limited liquidity for investors commencing with the first full calendar quarter following the first investment in the Fund by investors that are not the Adviser or its affiliates (the date of such first outside investment being the “Initial Investor Commencement Date”), the Adviser intends to recommend to the Fund’s Board that the Fund make quarterly offers to repurchase its Shares in an amount equal up to the value of 4% of the then net asset value of the Fund as of such quarter end. There can be no assurance that the Fund will make such repurchase offers, nor that shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Fund. The Fund may cease to offer Share repurchases at any time if the Adviser determines there are not sufficient assets available. In addition, an early repurchase fee of 2.00% of the NAV of the Shares being repurchased by the Fund, payable to the Fund, will be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Shares.

Shares of the Fund are expected to be generally offered for purchase on a monthly basis in a continuous private offering at their net asset value per share. Shares will be issued at the net asset value per share next computed after acceptance of an order to purchase shares. Purchase orders for shares sold in connection with a monthly offering must be received prior to the close of business on the day of the month specified by the Distributor (typically the last business day of the month).

Purchase orders received in proper form that are accepted by the Fund will have deposited monies invested in the Fund (net of the sales load, if applicable) as of the first business day of the next month following submission of an investor’s purchase order. The Fund reserves the right to suspend or terminate the offering of Shares at any time, and the Fund may cease to offer Share repurchases at any time if the Adviser determines there are not sufficient assets available.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

INNOVATION ACCESS FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “U.S. GAAP”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Net increase/(decrease) in net assets resulting from operations, as presented in the Statement of Operations, with the exception of the distribution and shareholder servicing fee, is allocated pro rata between Class A, W and I Shares based on the net asset value of each share class as compared to the Fund’s net asset value overall on a monthly basis. The distribution and/or shareholder servicing fee is allocated only to Class A and W Shares.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance therein.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition and Expense Accrual

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. The Fund employs the specific identification method of inventory accounting for realized gains and losses on investment transactions. Dividends are recorded on the ex-dividend date, net of foreign withholding tax, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expense are recorded on the accrual basis. Dividends on securities sold, not yet purchased are an expense to the Fund. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined as of the last business day of each month as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Fund values securities for which market quotations are “readily available” (including, as applicable, those held in the Publicly-Traded Sleeve) at market value:

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments

INNOVATION ACCESS FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported mid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

All other securities (which are expected to comprise a significant portion of the Fund’s investments) and other assets are valued at “fair value” as determined in good faith by the Board. The Board has designated the Adviser as the Valuation Designee, pursuant to Rule 2a-5 and the 1940 Act, and has approved procedures pursuant to which the Fund will value its investments (the “Procedures”). The Board has assigned to the Adviser general responsibility for determining, in accordance with the Procedures, the value of the Fund’s investments, subject to the statutory obligations of the Board under the 1940 Act.

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

With respect to valuation of portfolio investments in private securities (i.e., securities not traded on an established securities exchange or not reported through NASDAQ or comparable established non-U.S. over-the-counter trading system), the Adviser’s Valuation Committee meets at least quarterly to review valuation memoranda and materials for each such investment and determines, in good faith, the fair value methodology for each such investment. In making such good faith determination, the Valuation Committee expects to generally rely on one or more third-party valuation specialists, and the Valuation Committee and/or the third-party valuation specialists may analyze a variety of materials, including: materials prepared by the Adviser, issuer or third-party valuation specialists; the issuer’s financial results and projections; publicly traded comparable companies, precedent transactions in the market and comparable private transactions (when available); valuation modeling analyses; as well as other factors and may consider valuation methodologies consistent with industry practices, including but not limited to: comparisons to prices from secondary market transactions; venture capital financings; public offerings; purchase or sales transactions; as well as analysis of financial ratios and valuation metrics of an issuer that issued such private securities to peer companies that are public, analysis of an issuer’s most recent financial statements and forecasts, and the markets in which the issuer does business, and other relevant factors.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to fair value determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the period January 29, 2026 (commencement of operations) through March 31, 2026 (the “Initial Reporting Period”), no portfolio securities or liabilities were subject to fair value determination.

INNOVATION ACCESS FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments and the Schedule of Purchased Options.

The following table summarizes the fair value of assets and liabilities by the ASC Topic 820 fair value hierarchy levels as of March 31, 2026.

	Level 1	Level 2	Level 3	Balance March 31, 2026
Assets
Investment Securities
Common Stocks	$18,091,886	$—	$—	$18,091,886
Preferred Stocks	—	—	13,458,651	13,458,651
Purchased Options	813,500	—	—	813,500
Total Assets	$18,905,386	$—	$13,458,651	$32,364,037

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Private Companies
Balance as of January 29, 2026 (commencement of operations)	$—
Purchases	13,499,316
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Realized gain/(loss)	—
Change in unrealized apprecation/(depreciation)	(40,665)
Balance as of March 31, 2026	$13,458,651
Net change in unrealized appreciation/(depreciation) for investments in securities in unaffiliated issuers still held at March 31, 2026	$(40,665)

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

The following table summarizes the valuation techniques, quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of March 31, 2026.

Level 3 Financial Instrument	Fair Value as of March 31, 2026	Valuation Technique	Unobservable Input	Range
Preferred Stocks	$13,458,651	Market Approach	EV / NFY+1 Revenue Multiple	23.8x – 30.7x
			EV / NFY+2 Revenue Multiple	12.2x – 15.4x
Total	$13,458,651

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2026, the Fund held no cash equivalents. Money market accounts are not subject to federally insured bank deposit limits.

The Fund maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

As further discussed in Note 2.f., as of March 31, 2026, the Fund has additional cash and cash equivalents on deposit with brokers primarily to satisfy margin and short sale requirements.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Also, the Fund intends to distribute each year substantially all of its net investment company taxable income and net realized capital gains, if any, to shareholders and therefore not be required to pay federal income taxes. Accordingly, no provision for federal income or excise tax is required.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

f. Due to/from Broker and Custodian

Due to/from broker consists of U.S. dollar and foreign currency cash balances held at the Fund’s prime broker (Morgan Stanley & Co., Inc.). The Fund is charged interest on cash it borrows at agreed upon rates with its prime broker. The amount due from brokers primarily represents receivables for funds held by the broker which result from cash proceeds from the unwinding of positions and other trades. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of debit cash balances generated through trading activities held at the Fund’s custodian, The Bank of New York Mellon (the “Custodian”). All amounts due to broker and custodians will be paid within one year. At March 31, 2026, there were no amounts due to custodian.

Due to broker also includes the obligation to return cash collateral received from a counterparty due to the appreciation in the fair market value of the Fund’s swap instruments, as further discussed in Note 2.g.

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

g. Cash Collateral Received for Total Return Swap Contracts and Variation Margin Receivable/Payable

Cash is paid/received periodically (subject to certain thresholds) to/from the counterparty due to the appreciation or depreciation in the fair market values of the Fund’s swap instruments. Settled payments are recorded as Cash Collateral Received for total return swap contracts in the Statement of Assets and Liabilities. Variation Margin Receivable/Payable represents the amount of such payments due from/to counterparty which have not been settled in the Statement of Assets and Liabilities. As of March 31, 2026, the Fund received no cash collateral. See also Note 12 below.

h. Receivable for Investment Securities Sold and Payable for Investment Securities Purchased

Receivable for investment securities sold and Payable for investment securities purchased represents trades that occurred prior to the end of the Fiscal Period but have not settled as of the end of the Fiscal Period (as defined below). These amounts are presented in the Statement of Assets and Liabilities, when applicable. As of March 31, 2026 no such amounts were receivable or payable.

It’s the Fund’s policy to monitor the credit risk of the brokers with which it conducts business.

3. Operating Segments

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Adviser is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the Statement of Assets and Liabilities and segment expenses are listed on the Statement of Operations.

4. Management Fee

In consideration of services provided by the Adviser, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.25% of the Fund’s net assets held by the Fund as of the beginning of each month (the “Management Fee”), which is due and payable monthly within five business days after the beginning of each month. This fee is accrued monthly as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. The Adviser will waive the Management Fee for the first twelve months after the Fund’s Initial Investor Commencement Date, which period may be extended in the Adviser’s sole discretion. For the Initial Reporting Period, there were no accrued management fees.

5. Incentive Fee

Also, in consideration for the management services provided by the Adviser, the Fund pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee)

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

5. Incentive Fee (continued)

and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

“Fiscal Period” means each period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period for purposes of calculating the Incentive Fee due (if any) on Shares being tendered for repurchase.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account for the applicable Fiscal Period. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

For the Initial Reporting Period, there were no accrued Incentive Fees.

6. Distribution and Shareholder Servicing Fees

The Board has approved, and the Fund has adopted, a distribution and service plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and the related servicing of shareholders. Under the plan, Class A Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued monthly and paid monthly in an amount not to exceed, in the aggregate, 0.85% (on an annualized basis) of the net asset value of the Class A Shares of the Fund (the “Distribution and Shareholder Servicing Fees”). Distribution and Shareholder Servicing Fees are accrued monthly as an expense of the Fund. Class W Shares of the Fund are not subject to any front-end sales load or ongoing distribution fee but are subject to a servicing fee not to exceed 0.25% (on an annualized basis) of the net asset value of Class W shares. Class I shares are not subject to any front-end sales load, ongoing distribution fee or ongoing servicing fee. In addition, the Distributor or the Adviser may pay additional selling compensation to Selling Agents of up to 1.50% of the purchase price of Shares for the first twelve months after the Fund’s Initial Investor Commencement Date, which period may be extended in the Distributor or the Adviser’s sole discretion. This compensation from the Distributor or the Adviser may be used by Selling Agents to offset the upfront sales load otherwise chargeable to the investor. Furthermore, the Adviser, or its affiliates, may pay additional compensation out of its own resources (i.e., not Fund assets) to certain selling agents or financial intermediaries in connection with the sale of the Shares. Payments of additional compensation may be based on either the aggregate value of outstanding Shares held by Shareholders introduced by a broker or dealer or as a percentage of compensation received by the Adviser pursuant to the Advisory Agreement attributable to Shares held by Shareholders introduced by a broker or dealer. In return for the additional compensation, the Fund may receive certain services and/or advantages such as access to a Selling Agent’s financial advisors, placement on a list of investment options offered by a Selling Agent, or the ability to assist in training and educating the Selling Agent’s financial advisors. The additional compensation and the services and/or advantages received (if any) may differ among Selling Agents in amount or in calculation. The receipt of additional compensation by a Selling Agent may create potential conflicts of interest between an investor and its Selling Agent who is recommending the Fund over other potential investments.

For the Initial Reporting Period, Distribution and Shareholder Servicing Fees amounted to $21,183 and is included in the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

7. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund and is paid a minimum of $96,000 per annum for such services. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee that includes the regulatory administration fee, which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses.

For the Initial Reporting Period, administration fees amounted to $25,799 and is included in the Statement of Operations.

The Custodian serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

The Fund’s distributor is Breakwater Group Distribution Services, LLC. Alkeon, the sole member of the Adviser, is the non-managing member of the Distributor, a broker-dealer that employs certain of Alkeon’s employees. The Distributor serves as distributor of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the Distributor’s distribution agreement with the Fund, the Distributor may retain Selling Agents to assist in the distribution of Shares. As described in Note 5 above and in the Fund’s offering memorandum, Distribution and Shareholder Servicing Fees are used to compensate Selling Agents and are generally not retained by the Distributor.

Each Independent Trustee receives an annual retainer of $25,000 plus reimbursement of travel-related expenses incurred in providing services to the Fund. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. The Officers of the Fund serve without compensation.

The Fund and the Adviser have entered into an expense limitation agreement, pursuant to which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund so as to ensure that the Fund’s annual expense ratio, excluding: (i) the Management Fee; (ii) the Incentive Fee; (iii) any Distribution and Shareholder Servicing Fees for Class A Shares or servicing fees for Class W Shares; (iv) any acquired fund fees and expenses; (v) transactional costs associated with consummated and unconsummated transactions, including legal costs and brokerage commissions, associated with the acquisition, disposition and maintenance of investments by the Fund; (vi) any interest expense; (vii) taxes; (viii) dividend and interest expenses relating to any short sales; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature or by the infrequency of their occurrence), does not exceed 0.75% per annum for each class (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the month in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause the Fund’s ordinary operating expenses to exceed: (1) the Expense Limitation in effect at the time the expense was paid or absorbed; and (2) the Expense Limitation in effect at the time of recapture. The expense limitation agreement will remain in effect through the later of December 31, 2028 or 48 months from the Initial Investor Commencement Date, unless sooner terminated at the sole discretion of the Board. The Adviser, in its discretion, may also determine to reimburse or waive any additional expenses of the Fund at any time.

At the commencement of operations, an affiliate of the Adviser invested seed capital in the Fund. As of March 31, 2026, the affiliate’s ownership interest was $48,443,483, representing 100% of net assets. The affiliate may redeem or subscribe to shares from time to time in the normal course of business.

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

8. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote. Other than the foregoing, the Fund has no other commitments or contingencies.

9. Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term investment securities, for the Initial Reporting Period amounted to $33,263,823 and $0, respectively. Aggregate proceeds of sales and purchases for securities sold, not yet purchased for the Initial Reporting Period amounted to $2,053,292 and $2,054,869, respectively. For the Initial Reporting Period there were no transactions of government securities.

10. Borrowings

The Fund is authorized to borrow money for investment purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33⅓ percent of the Fund’s total assets. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks. The Fund currently expects to employ leverage up to 15% of the Fund’s total assets, primarily through direct borrowing from banks and/or prime brokers.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share.

For the Initial Reporting Period the average daily amount of such borrowings was $80,645, and the daily weighted average annualized interest rate was 4.04%. At March 31, 2026, the total amount of such borrowings was $5,000,000, presented as part of due to brokers in the Statement of Assets and Liabilities.

11. Transactions in Shares

Transactions in Shares were as follows:

For the period January 29, 2026 (commencement of operations) through March 31, 2026 Shares
Class W
Shares at the beginning of the period	—
Shares sold	5,000,000
Shares repurchased	—
Shares exchanged	—
Net increase (decrease)	5,000,000
Shares at the end of the period	5,000,000

As of March 31, 2026, the Adviser and its affiliates owned 5,000,000 Class W Shares of the Fund.

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

12. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest substantially in equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

The Fund may also effect short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred. The Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The fees are presented as Stock loan fees on the Statement of Operations, when applicable. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain.

The Fund’s short sales have the effect of leveraging the Fund’s assets. Use of total return swaps can also expose the Fund to leveraged investment exposure. During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

12. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

Foreign (Non-U.S.) Risk – Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors, including as a result of wars such as in the Ukraine and the Middle East.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk). The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

The Fund may also invest in convertible bonds.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2026, the Fund held no positions of the above-mentioned investments.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail shares of exchange-traded funds (“ETFs”) that are registered under the 1940 Act and retail shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

12. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b. Exchange Traded Funds and Other Similar Instruments (continued)

replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2026, the Fund held no positions of the above-mentioned investments.

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

At March 31, 2026, the Fund held no positions of the above-mentioned investments.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

12. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

d. Total Return Swaps (continued)

for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At March 31, 2026, the Fund held no positions of the above-mentioned investments.

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may

INNOVATION ACCESS FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

12. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

e. Call and Put Options on Individual Securities (continued)

be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At March 31, 2026, the fair value of the above-mentioned investments was $813,500 and is presented as part of purchased options on the Statement of Assets and Liabilities.

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net unrealized appreciation/depreciation from investment activities and in net realized gain/(loss) from investment activities on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging purposes. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the U.S. dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At March 31, 2026, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At March 31, 2026, the Fund held no positions of the above-mentioned investments.

INNOVATION ACCESS FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

13. Balance Sheet Offsetting

In the normal course of business, the Fund enters into derivative transactions subject to enforceable master netting agreements. International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions and related collateral entered into by the Fund and its counterparties. The Fund has entered into ISDA Master Agreements with its counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of termination or default.

Events of termination include conditions that may entitle the Fund/counterparty to elect to terminate an agreement early and cause the settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate a contract early could be material to the financial statements.

In an event of default (i.e. the Fund/counterparty (a) fails to post collateral, (b) fails to comply with any restrictions or provisions, or (c) fails to comply with or perform any agreement or obligation), the counterparty/Fund has the right to set-off any amounts payable by the Fund/counterparty with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty/Fund has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options, and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund/counterparty. Generally, the amount of collateral due to/from a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from the counterparty’s non-performance.

The Fund has elected to offset eligible financial instruments in the Statement of Assets and Liabilities pursuant to the ISDA Master Agreements.

The Fund’s derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV over a specified time period. If an event occurred at March 31, 2026, that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral already posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivative instruments in a net liability position for the Fund as of March 31, 2026, as disclosed in the table below. At March 31, 2026, no cash or securities were posted as collateral. If the credit-risk-related contingent features were triggered at the end of the reporting period, no additional collateral would be required to be posted.

At March 31, 2026, no event occurred that triggered a credit-risk-related contingent feature.

INNOVATION ACCESS FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

13. Balance Sheet Offsetting (continued)

Offsetting of Financial Assets and Derivative Assets

		Gross Amounts Offset in the	Net Amounts of Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amount of Recognized Assets	Statement of Assets and Liabilities	Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash or Securities Collateral Received (a)	Net Amount
Purchased options	$813,500	$—	$813,500	$—	$—	$813,500

The fair value of derivative instruments as of March 31, 2026 was as follows:

	Fair Value on the Statement of Assets and Liabilities
Asset derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Purchased options (a)	$813,500	$—
Total	$813,500	$—

(a)	Presented as part of purchased options, at fair value in the Statement of Assets and Liabilities.

Effect of derivative instruments trading activities for the Initial Reporting Period:

	Net change in unrealized gain/(loss) recognized on the Statement of Operations
Derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Purchased options (a)	$178,074	$—
Total	$178,074	$—

(a)	Presented as part of net change in unrealized appreciation/depreciation from purchased options in the Statement of Operations.

The average volume of derivative activities for the Initial Reporting Period are as follows:

Derivatives not accounted for as hedging instruments	Derivative Volume
Purchased options (a)	$166,808

(a)	Average cost basis of the purchased options at the end of each month of the Fiscal Period.

14. Federal Tax Information

As of March 31, 2026, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$178,074
Excess of tax cost over value gross depreciation	(1,713,286)
Net unrealized depreciation	$(1,535,212)

Cost of total investments for income tax purposes	33,899,249

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. ASC Topic 740 Accounting for Uncertainty in Income Taxes (“ASC Topic 740”) provides guidance for how uncertain tax positions should be recognized, measured,

INNOVATION ACCESS FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

14. Federal Tax Information (continued)

presented, and disclosed in the Fund’s financial statements. ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC Topic 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not record any interest or penalties. The Fund’s tax year since inception remains open to examination by the federal and applicable state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At March 31, 2026, the Fund had no deferred tax liability.

15. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown.

Class W
For the Period January 29, 2026 (commencement of operations) through March 31, 2026
Net asset value per Share, beginning of period	$10.00
Income from investment operations (a):
Net investment income/(loss)	—
Net realized and net unrealized gain/(loss) from investment activities and purchased options	(0.30)
Total income/(loss) from investment operations	$(0.30)
Distributions to shareholders:
Total distributions to shareholders	—
Net asset value per Share, end of period	$9.70
Total return—gross (b)	(3.00)%
Total return—net (b)	(3.00)%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	$48,483
Average net assets (dollars in thousands), end of period	$49,308
Ratio of gross expenses to average net assets (c)	2.12%
Ratio of net expenses to average net assets (c)(d)	0.00%
Ratio of net investment income/(loss) to average net assets (c)	0.24%
Portfolio turnover on investments in securities	0.00%
Average debt ratio	0.22%
Average commission rate paid	$0.04

INNOVATION ACCESS FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2026 (Unaudited) (continued)

15. Financial Highlights (continued)

(a)	Per Share amounts presented are based on the average monthly Shares outstanding throughout the period indicated.

(b)	Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Annualized for periods of less than one year. The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.

(d)	Pursuant to the expense limitation agreement with the Fund, the Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund to ensure that the Fund’s annual expense ratio, excluding certain expenses, does not exceed 0.75% per annum of each class. Refer to Note 7 for additional information.

16. Subsequent Events

Subsequent to March 31, 2026, and through May 22, 2026, the Fund had proceeds from sales of shares of $2,481,802 and $405,000 in Class A and Class I shares, respectively.

The Fund’s Initial Investor Commencement Date occurred on May 1, 2026.

INNOVATION ACCESS FUND

Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-PORT with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-PORT includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

Consideration and Approval of Investment Advisory Agreement

At the initial organizational meeting held on April 26, 2022 via videoconference, the Board of Trustees of Innovation Access Fund (the “Board”) approved the investment advisory agreement between Innovation Access Fund, a Delaware statutory trust (the “Fund”), and SilverBay Capital Management LLC, a Delaware limited liability company (“SilverBay”) (the “Initial Advisory Agreement”), for an initial term of two years. Subsequently, prior to the launch of the Fund, the Board, including the members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Fund (the “Independent Trustees”) voted to approve a proposed amended advisory agreement (the “Amended Advisory Agreement” and together with the Initial Advisory Agreement, the “Advisory Agreements”) at a meeting held on November 13, 2025 at the offices of Alkeon Capital Management LLC, located at 350 Madison Avenue, New York, NY 10017.

In considering whether to approve the Advisory Agreements, the Board reviewed various materials from SilverBay and the managing member of SilverBay, Alkeon Capital Management, LLC (“Alkeon” and together with SilverBay, the “Adviser”), which included: (i) information concerning the services to be rendered to the Fund by the Adviser; (ii) the investment approach of the Adviser for the Fund and the performance of other accounts managed by the Adviser (iii) the proposed fees and expenses of the Fund, and comparative expense information, including fees charged by the Adviser to other accounts, (iv) information on the profitability of the Adviser and its affiliates, taking into account their cost of providing services, and (v) other benefits to the Adviser from its relationship with the Fund. The Independent Trustees were represented in their review by experienced counsel they reasonably believed satisfied the SEC’s standards as “independent legal counsel.” In particular, the Board considered the following:

The Nature, Extent and Quality of Services to be Provided by the Adviser

The Trustees had reviewed various presentations the Adviser had provided to the Board regarding the proposed services that the Adviser would provide to the Fund. In connection with the broad scope of investment advisory services that would be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, the proposed management of the Fund’s investments in relation to the Fund’s stated investment objective and policies. In this regard, the Board also considered the experience of the individuals to be responsible for the day-to-day management and operation of the Fund’s assets, including personnel of the Adviser, in managing funds and accounts with the same strategy (and similar strategies) as that of the Fund. The Board noted that the Adviser would be providing, at its own expense, facilities necessary for the operation of the Fund, and it makes certain of its personnel available to serve as the senior officers of the Fund, including the Chief Compliance Officer, the Principal Executive Officer and the Principal Financial Officer. The Trustees considered the manner in which the Adviser proposed to perform its obligations to provide oversight of third-party service providers and to monitor compliance with applicable Fund policies and procedures and adherence to its investment restrictions. The Board also considered the Adviser’s representations regarding the adequacy of its financial condition and its financial wherewithal to provide quality services to the Fund, including Alkeon’s commitment to provide or make

INNOVATION ACCESS FUND

Supplemental Information
(Unaudited) (continued)

available to SilverBay, on an ongoing basis, adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for the operations of SilverBay, including enabling it to perform its proposed obligations, and provide quality services, to the Fund. The Board found it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreements and expressed satisfaction with the nature, extent and quality of services proposed to be provided thereunder.

Investment Performance of the Adviser

In connection with the evaluation of the services to be provided by the Adviser, the Trustees observed that the Fund has no performance record of its own. Nevertheless, they generally reviewed the historical investment performance generated by the Adviser. The Trustees also focused their review on the investment performance of an investment vehicle managed by Mr. Panayotis (“Takis”) Sparaggis, the proposed principal portfolio manager of the Fund and the lead member of the Adviser’s investment team, with an investment program similar to that of the “private sleeve” strategy of the Fund as well as on another vehicle managed by the Adviser employing an investment strategy somewhat similar to the “public sleeve” strategy (collectively, the “Other Adviser Vehicles”). The Trustees expressed satisfaction with the performance of the Other Adviser Vehicles. Based on the foregoing, the Trustees concluded that the Fund would be in a position to benefit from the Adviser’s expertise and receive high quality services.

Cost of the Services to be Provided and Profits to be Realized by the Adviser from its Relationship with the Fund.

The Trustees reviewed the cost of services to be provided by the Adviser and the fees to be paid under the Advisory Agreements. The Board noted that under the Initial Advisory Agreement the Fund would have paid the Adviser a fixed management fee of 1.50% of the Fund’s gross assets less the amount of cash and cash equivalents held by the Fund and a performance-based incentive fee in an amount equal to 20% of distributions in excess of returned investor capital less the aggregate amount of any incentive fees previously paid by the Fund. However, the Trustees considered that under the proposed Amended Advisory Agreement, the Fund would pay the Adviser a fixed management fee of 1.25% of the Fund’s net assets and a performance fee in an amount equal to 15% of the amount by which the Fund’s net profits exceed the balance of the loss carryforward account. The Board reviewed the mechanics of the proposed updated incentive fee reflected in the proposed Amended Advisory Agreement. The Trustees also considered information showing a comparison of the proposed advisory fees and expense ratio of the Fund compared with the fees and expenses of other peer funds, as well as fees of other funds and accounts advised or sub-advised by the Adviser. The Board noted that the Fund’s current fee structure was within the range of fees charged to other similar funds, including other funds and accounts managed by the Adviser. The Board also noted that a 1.75%/20% or 2%/20% management fee/incentive fee combination was a fee structure commonly charged by alternative fund managers, noting the lower 1.25%/15% management fee/incentive fee charged by the Adviser to the Fund under the proposed Amended Advisory Agreement. Based on its review, the Board concluded that the proposed level of the management fee and the incentive fee were fair and reasonable in light of the extent and quality of services that the Fund is expected to receive.

The Trustees then considered the expenses anticipated to be incurred and the profits anticipated to be realized by the Adviser and its affiliates from the relationship with the Fund. The Trustees concluded that the Adviser’s expected profitability during the initial period of operations should not be excessive. The Trustees determined that they would revisit this issue at such time as the Fund’s assets grow materially.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Trustees noted that economies of scale may be realized when a fund’s assets increase significantly. Because the Fund had not yet launched and the eventual aggregate amount of Fund assets is uncertain, the Adviser was not able to provide the Trustees with specific information concerning the extent to which economies of scale would

INNOVATION ACCESS FUND

Supplemental Information
(Unaudited) (continued)

be realized as the assets grow and whether fee levels would reflect such economies of scale, if any. The Trustees determined that they would revisit this issue at such time as the Fund’s assets grow materially.

Other Benefits.

The Trustees then considered the potential direct and indirect benefits to the Adviser and its affiliates from its proposed relationship with the Fund.

Conclusion.

Based on all of the foregoing, and such other matters as were deemed relevant, the Board found the proposed fee structure under each of the Advisory Agreements to be fair and reasonable in light of the services proposed to be provided by the Adviser. No one single factor was dispositive to the decision of the Board. Based on this determination, all of the Trustees, including all of the Independent Trustees, approved each of the Initial Advisory Agreement, and subsequently, the Amended Advisory Agreement for an initial two-year term.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form or is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At the initial organizational meeting held on April 26, 2022 via videoconference, the Board of Trustees of Innovation Access Fund (the “Board”) approved the investment advisory agreement between Innovation Access Fund, a Delaware statutory trust (the “Fund”), and SilverBay Capital Management LLC, a Delaware limited liability company (“SilverBay”) (the “Initial Advisory Agreement”), for an initial term of two years. Subsequently, prior to the launch of the Fund, the Board, including the members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Fund (the “Independent Trustees”) voted to approve a proposed amended advisory agreement (the “Amended Advisory Agreement” and together with the Initial Advisory Agreement, the “Advisory Agreements”) at a meeting held on November 13, 2025 at the offices of Alkeon Capital Management LLC, located at 350 Madison Avenue, New York, NY 10017.

In considering whether to approve the Advisory Agreements, the Board reviewed various materials from SilverBay and the managing member of SilverBay, Alkeon Capital Management, LLC (“Alkeon” and together with SilverBay, the “Adviser”), which included: (i) information concerning the services to be rendered to the Fund by the Adviser; (ii) the investment approach of the Adviser for the Fund and the performance of other accounts managed by the Adviser (iii) the proposed fees and expenses of the Fund, and comparative expense information, including fees charged by the Adviser to other accounts, (iv) information on the profitability of the Adviser and its affiliates, taking into account their cost of providing services, and (v) other benefits to the Adviser from its relationship with the Fund. The Independent Trustees were represented in their review by experienced counsel they reasonably believed satisfied the SEC’s standards as “independent legal counsel.” In particular, the Board considered the following:

The Nature, Extent and Quality of Services to be Provided by the Adviser

The Trustees had reviewed various presentations the Adviser had provided to the Board regarding the proposed services that the Adviser would provide to the Fund. In connection with the broad scope of investment advisory services that would be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, the proposed management of the Fund’s investments in relation to the Fund’s stated investment objective and policies. In this regard, the Board also considered the experience of the individuals to be responsible for the day-to-day management and operation of the Fund’s assets, including personnel of the Adviser, in managing funds and accounts with the same strategy (and similar strategies) as that of the Fund. The Board noted that the Adviser would be providing, at its own expense, facilities necessary for the operation of the Fund, and it makes certain of its personnel available to serve as the senior officers of the Fund, including the Chief Compliance Officer, the Principal Executive Officer and the Principal Financial Officer. The Trustees considered the manner in which the Adviser proposed to perform its obligations to provide oversight of third-party service providers and to monitor compliance with applicable Fund policies and procedures and adherence to its investment restrictions. The Board also considered the Adviser’s representations regarding the adequacy of its financial condition and its financial wherewithal to provide quality services to the Fund, including Alkeon’s commitment to provide or make available to SilverBay, on an ongoing basis, adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for the operations of SilverBay, including enabling it to perform its proposed obligations, and provide quality services, to the Fund. The Board found it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreements and expressed satisfaction with the nature, extent and quality of services proposed to be provided thereunder.

Investment Performance of the Adviser

In connection with the evaluation of the services to be provided by the Adviser, the Trustees observed that the Fund has no performance record of its own. Nevertheless, they generally reviewed the historical investment performance generated by the Adviser. The Trustees also focused their review on the investment performance of an investment vehicle managed by Mr. Panayotis (“Takis”) Sparaggis, the proposed principal portfolio manager of the Fund and the lead member of the Adviser’s investment team, with an investment program similar to that of the “private sleeve” strategy of the Fund as well as on another vehicle managed by the Adviser employing an investment strategy somewhat similar to the “public sleeve” strategy (collectively, the “Other Adviser Vehicles”). The Trustees expressed satisfaction with the performance of the Other Adviser Vehicles. Based on the foregoing, the Trustees concluded that the Fund would be in a position to benefit from the Adviser’s expertise and receive high quality services.

Cost of the Services to be Provided and Profits to be Realized by the Adviser from its Relationship with the Fund.

The Trustees reviewed the cost of services to be provided by the Adviser and the fees to be paid under the Advisory Agreements. The Board noted that under the Initial Advisory Agreement the Fund would have paid the Adviser a fixed management fee of 1.50% of the Fund’s gross assets less the amount of cash and cash equivalents held by the Fund and a performance-based incentive fee in an amount equal to 20% of distributions in excess of returned investor capital less the aggregate amount of any incentive fees previously paid by the Fund. However, the Trustees considered that under the proposed Amended Advisory Agreement, the Fund would pay the Adviser a fixed management fee of 1.25% of the Fund’s net assets and a performance fee in an amount equal to 15% of the amount by which the Fund’s net profits exceed the balance of the loss carryforward account. The Board reviewed the mechanics of the proposed updated incentive fee reflected in the proposed Amended Advisory Agreement. The Trustees also considered information showing a comparison of the proposed advisory fees and expense ratio of the Fund compared with the fees and expenses of other peer funds, as well as fees of other funds and accounts advised or sub-advised by the Adviser. The Board noted that the Fund’s current fee structure was within the range of fees charged to other similar funds, including other funds and accounts managed by the Adviser. The Board also noted that a 1.75%/20% or 2%/20% management fee/incentive fee combination was a fee structure commonly charged by alternative fund managers, noting the lower 1.25%/15% management fee/incentive fee charged by the Adviser to the Fund under the proposed Amended Advisory Agreement. Based on its review, the Board concluded that the proposed level of the management fee and the incentive fee were fair and reasonable in light of the extent and quality of services that the Fund is expected to receive.

The Trustees then considered the expenses anticipated to be incurred and the profits anticipated to be realized by the Adviser and its affiliates from the relationship with the Fund. The Trustees concluded that the Adviser’s expected profitability during the initial period of operations should not be excessive. The Trustees determined that they would revisit this issue at such time as the Fund’s assets grow materially.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Trustees noted that economies of scale may be realized when a fund’s assets increase significantly. Because the Fund had not yet launched and the eventual aggregate amount of Fund assets is uncertain, the Adviser was not able to provide the Trustees with specific information concerning the extent to which economies of scale would be realized as the assets grow and whether fee levels would reflect such economies of scale, if any. The Trustees determined that they would revisit this issue at such time as the Fund’s assets grow materially.

Other Benefits.

The Trustees then considered the potential direct and indirect benefits to the Adviser and its affiliates from its proposed relationship with the Fund.

Conclusion.

Based on all of the foregoing, and such other matters as were deemed relevant, the Board found the proposed fee structure under each of the Advisory Agreements to be fair and reasonable in light of the services proposed to be provided by the Adviser. No one single factor was dispositive to the decision of the Board. Based on this determination, all of the Trustees, including all of the Independent Trustees, approved each of the Initial Advisory Agreement, and subsequently, the Amended Advisory Agreement for an initial two-year term.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovation Access Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	June 5, 2026

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	June 5, 2026

* Print the name and title of each signing officer under his or her signature.